Share capital - Rollforward (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Balance, beginning	$ 276,711
Exercise of warrants		$ 2,345
Exercise of stock options	$ 22	89
Balance, ending (in shares)	110,059,471
Balance, ending	$ 386,035	276,711
Common shares
Balance, beginning	$ 276,711	$ 224,820
Balance, beginning (in shares)	104,710,042	99,377,349
Exercise of warrants		$ 3,218
Exercise of warrants (in shares)		532,860
Exercise of RSUs	$ 109,282	$ 48,504
Exercise of RSUs (in shares)	5,339,429	4,759,833
Exercise of stock options	$ 42	$ 169
Exercise of stock options (in shares)	10,000	40,000
Balance, ending (in shares)	110,059,471	104,710,042
Balance, ending	$ 386,035	$ 276,711